Note 11 - Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Assets (Details)															12 Months Ended
	Jul. 19, 2017 CAD ($)	Jul. 19, 2017 USD ($)	Jun. 13, 2017 CAD ($)	Jun. 13, 2017 USD ($)	Apr. 05, 2017 CAD ($)	Apr. 05, 2017 USD ($)	Nov. 28, 2016 CAD ($)	Nov. 28, 2016 MXN ($)	Mar. 17, 2016 CAD ($)	Mar. 17, 2016 USD ($)	Dec. 29, 2015 CAD ($)	Dec. 29, 2015 USD ($)	Oct. 21, 2015 CAD ($)	Oct. 21, 2015 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)	Dec. 31, 2017 MXN ($)
Statement Line Items [Line Items]
Closing balance															$ 4,780,571	$ 3,202,135
Additions															2,757,007	1,578,436
Closing balance															7,537,578	4,780,571	$ 3,202,135
Balance															31,204,785	27,335,875
Drilling and related costs															1,053,771	666,210
Professional/technical fees															112,191	139,916
Claim maintenance/lease costs															160,251	138,901
Geochemical, metallurgy															746,103	611,344
Technical studies															1,698,055	1,048,807
Travel and accommodation															390,927	273,178
Geology, geophysics and exploration															795,731	489,919
Supplies and misc.															118,015	31,636
Water exploration															7,981	97,232
Environmental															534,081
Value-added tax (Note 5)															444,729	248,142
Total deferred exploration costs during the period															6,061,835	3,868,910
Balance															37,266,620	31,204,785	27,335,875
Total exploration and evaluation assets															44,804,198	35,985,356
Reclamation, environmental																123,625
Payments for purchase obligation	$ 525,841	$ 417,500	$ 2,647,600	$ 2,000,000	$ 469,385	$ 350,000	$ 651,200	$ 10,000,000	$ 324,600	$ 250,000	$ 346,000	$ 250,000	$ 346,000	$ 250,000	3,642,826	324,600	692,000
November 28, 2018															976,500			$ 15,000,000
Tuligtic [Member]
Statement Line Items [Line Items]
Closing balance															4,780,570	3,202,134
Additions															2,757,007	1,578,436
Closing balance															7,537,577	4,780,570	3,202,134
Balance															31,204,785	27,335,875
Drilling and related costs															1,053,771	666,210
Professional/technical fees															112,191	139,916
Claim maintenance/lease costs															160,251	138,901
Geochemical, metallurgy															746,103	611,344
Technical studies															1,698,055	1,048,807
Travel and accommodation															390,927	273,178
Geology, geophysics and exploration															795,731	489,919
Supplies and misc.															118,015	31,636
Water exploration															7,981	97,232
Environmental															534,081
Value-added tax (Note 5)															444,729	248,142
Total deferred exploration costs during the period															6,061,835	3,868,910
Balance															37,266,620	31,204,785	27,335,875
Total exploration and evaluation assets															44,804,197	35,985,355
Reclamation, environmental																123,625
Other property, plant and equipment [member]
Statement Line Items [Line Items]
Closing balance															1	1
Additions
Closing balance															1	1	1
Balance
Drilling and related costs
Professional/technical fees
Claim maintenance/lease costs
Geochemical, metallurgy
Technical studies
Travel and accommodation
Geology, geophysics and exploration
Supplies and misc.
Water exploration
Environmental
Value-added tax (Note 5)
Total deferred exploration costs during the period
Balance
Total exploration and evaluation assets															$ 1	1
Reclamation, environmental